SEGMENT INFORMATION AND REVENUE ANALYSIS (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total revenues	$ 23,834,129	$ 18,531,178	$ 14,144,894
Domestic PRC
Total revenues	23,834,129	18,407,891	13,549,989
Export
Total revenues	$ 0	$ 123,287	$ 594,905